Finance income and finance expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Finance income and finance expenses
Finance income and finance expenses

12.Finance income and finance expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Interest income	334	—	235	—
Foreign exchange gain	409	—	1,534	775
Finance income	743	—	1,769	775

	Six months ended	Six months ended	Three months ended	Three months ended
	June 20, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Foreign exchange loss	—	(997)	—	—
Bank charges	(229)	(106)	(114)	(58)
Unwinding of discount on the put option liability	(101)	—	(34)	—
Interest expense	(20)	(14)	(9)	(6)
Finance expenses	(350)	(1,117)	(157)	(64)

11.   Finance income and costs

	2021	2020	2019
Interest income	—	7	12
Foreign exchange gain	—	1,991	411
Change in fair value of share warrant obligations	10,080	—	—
Other income	79	—	—
Finance income – total	10,159	1,998	423
Interest expense	(91)	(45)	(96)
Bank charges	(320)	(175)	(87)
Foreign exchange loss	(2,809)	—	—
Finance costs – total	(3,220)	(220)	(183)
Net finance income	6,939	1,778	240

For further information about the Change in fair value of share warrant obligations, see Note 24.